CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Condensed Statement of Income) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (3,757,658)	$ (2,618,166)	$ (2,532,275)	$ (2,403,101)	$ (11,311,200)	$ (13,168,132)	$ (10,707,418)
Net income	(8,824,212)	(4,372,359)	(845,772)	(95,074)	(14,137,417)	26,133,088	57,620,552
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses					(3,203,515)	(2,419,836)	(9,439,791)
Equity income of subsidiaries					(10,933,902)	28,552,924	67,060,343
Net income					$ (14,137,417)	$ 26,133,088	$ 57,620,552